Employee Benefits - Schedule of Changes in Effect of Asset Ceiling (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	¥ (96,777)
Balance at end of the year	(116,469)	¥ (96,777)
Effect of asset ceiling
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	41,311
Balance at end of the year	63,422	41,311
Japan
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	22,614
Balance at end of the year	19,096	22,614
Japan | Effect of asset ceiling
Disclosure of fair value of plan assets [line items]
Balance at beginning of the year	41,311	30,953
Interest income	549	248
Remeasurement Changes in effect of asset ceiling	21,561	10,110
Balance at end of the year	¥ 63,422	¥ 41,311